Significant Accounting Policies and Recent Accounting Pronouncements (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Revenue, Major Customer
Provision for doubtful accounts	$ 0	$ 0
Allowance on insurance claims	$ 0	0
Estimated residual scrap rate per light-weight ton | $ / shares	$ 0.500
Property, Plant and Equipment, Useful Life	35 years
Asset Impairment Charges	$ 0	$ 0	$ 0
Vessels dry-dock or special survey period within the first 15 years of useful life	5 years
Concentration Risk, Percentage	100.00%	100.00%	100.00%
Trade accounts receivable	$ 709	$ 67
Amortization of contract fulfillment costs	200	200	$ 200
Revenues from contracts with customers	$ 11,602	$ 0	$ 0
Dilutive securities outstanding | shares	0
Number of Reportable Segments | segment	1
Customer Concentration Risk | Revenues | Charterer A
Revenue, Major Customer
Concentration Risk, Percentage	41.00%	43.00%	45.00%
Customer Concentration Risk | Revenues | Charterer B
Revenue, Major Customer
Concentration Risk, Percentage	43.00%	41.00%	39.00%
Customer Concentration Risk | Revenues | Charterer C
Revenue, Major Customer
Concentration Risk, Percentage	16.00%	16.00%	16.00%